Mining and Income Taxation - Summary of Components of Mining and Income Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	May 30, 2018
Disclosure of Components of Mining and Income Tax [Line Items]
South African statutory mining tax rate	34.00%	34.00%	34.00%
Deferred tax assets	$ 240.0	$ 265.5
South African Revenue Service [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
Gross recognised capital allowance disallowed				$ 182.2
Additional capital allowance recognised					$ 185.1
Capital allowance recognized				$ 925.5
Additional tax effect recognised					$ 53.7
Deferred tax assets not recognized [member] | Cerro Cerona and Damang [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	0.1	$ 3.3	$ 14.9
Deferred tax assets not recognized [member] | Ghanaian [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	50.9
Deferred tax assets recognized [member] | Salaries Norte [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred tax assets assessed losses recognised	12.8
Deferred tax assets recognized [member] | Ghanaian [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred tax assets	50.9
Deferred tax asset losses on financial instruments	41.0
Deferred tax asset losses are ring fenced for tax purposes	120.6
Deferred tax assets recognized [member] | Damang [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred tax assets at Cerro Cerona, Damang and Ghanaian			$ 6.5
Deferred tax assets recognized [member] | Tarkwa [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred tax assets	9.9
Deferred tax assets provision for expected credit loss	$ 29.0